Summary of Significant Accounting Policies - Summary Of Previously Reported Unaudited Condensed Statement of Cash Flows (Details) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended
	Dec. 31, 2020	Jul. 31, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cash Flow from Operating Activities	$ 0		$ (476,570)	$ (565,125)	$ (653,973)
Cash Flows from Investing Activities			(345,000,000)	(345,000,000)	(345,000,000)
Cash Flows from Financing Activities			346,861,861	346,796,412	346,579,411
Supplemental Cash Flow Information [Abstract]
Offering costs included in accrued expenses	$ 33,000		302,000	302,000	85,000
Offering costs included in accounts payable			65,450
Deferred underwriting commissions in connection with the initial public offering			12,075,000	12,075,000	$ 12,075,000
Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cash Flow from Operating Activities		$ (18,480,610)	(476,570)	(565,125)
Cash Flows from Investing Activities			(345,000,000)	(345,000,000)
Cash Flows from Financing Activities			346,861,861	346,796,412
Supplemental Cash Flow Information [Abstract]
Offering costs included in accrued expenses			302,000	302,000
Offering costs included in accounts payable			65,450
Deferred underwriting commissions in connection with the initial public offering			12,075,000	12,075,000
Initial value of Class A ordinary shares subject to possible redemption			316,110,220	316,110,220
Change in value of Class A ordinary shares subject to possible redemption			(575,920)	(3,021,660)
Revision of Prior Period, Adjustment [Member]
Supplemental Cash Flow Information [Abstract]
Initial value of Class A ordinary shares subject to possible redemption			(316,110,220)	(316,110,220)
Change in value of Class A ordinary shares subject to possible redemption			$ 575,920	$ 3,021,660